10. SUPPLEMENTARY INFORMATION - STATEMENT OF CASH FLOWS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplementary Information - Statement Of Cash Flows Details
Interest	$ 62,689	$ 2,177
Income Taxes